DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	Three Months Ended March 31,
	2023	2022

Gain (Loss) from discontinued operations
Revenue	$–	$43,844
Cost of sales	–	(19,474)
Selling, general and administrative expenses	–	(1,881)
Interest expense of Red Rock Investor Note	–	(16,622)
Loss on divestiture of AHI subsidiary	–	(2,593)
Gain no change in estimate	–	(4,474)
Loss from discontinued operations	$–	$(19,215)